Prepaid And Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Prepaid And Other Current Assets

	2012	2011
Prepayments	$10.5	$10.8
Deferred consideration	—	11.4
Other current assets	2.7	3.5

Total prepaid and other current assets	$13.2	$25.7